7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate	1.46%	1.55%	1.14%
Expected life	3 years	2 years 6 months 7 days	2 years 8 months 5 days
Expected volatility	149.71%	118.63%	108.87%
Expected dividend yield	0.00%	0.00%	0.00%